Debt (Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 501
2023	222
2024	476
2025	385
2026	667
2027 & thereafter	10,224
Total	12,475	$ 12,832
Finance leases	10	74
Total debt	$ 12,485	$ 12,906